Note 15 - Shareholders' Equity (Details Textual)	1 Months Ended				3 Months Ended								12 Months Ended
	Dec. 31, 2012 $ / shares	Jan. 31, 2012 $ / shares	Oct. 31, 2011 $ / shares shares	Oct. 31, 2010 $ / shares	Oct. 31, 2015 $ / shares shares	Jul. 31, 2015 $ / shares	Apr. 30, 2015 $ / shares	Jan. 31, 2015 $ / shares	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 $ / shares	Apr. 30, 2014 $ / shares	Jan. 31, 2014 $ / shares	Oct. 31, 2015 $ / shares shares	Oct. 31, 2014 $ / shares shares	Oct. 31, 2013 $ / shares	Jul. 14, 2015 shares
Minimum [Member]
Stock Repurchase Program, Period in Force													2 years
Maximum [Member]
Stock Repurchase Program, Period in Force													3 years
Series A Preferred Stock [Member]
Common Stock Dividends, Rights, Preferred Shares Per Right													0.001
Common Stock, Shares, Outstanding					7,059,548				6,839,778				7,059,548	6,839,778
Common Stock Dividends, Rights Per Share, No Par Value | $ / shares			$ 0
Preferred Stock Dividends, Rights Per Share, No Par Value | $ / shares													$ 0
Common Stock, Shares, Issued					7,059,548				6,839,778				7,059,548	6,839,778
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																400,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding																6.00%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased					398,400								398,400
Common Stock Dividends, Rights Per Share			1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement					15.00%								15.00%
Preferred Stock, Exercise Price | $ / shares													$ 25
Preferred Stock, Number of Votes													1,000
Preferred Stock, Dividend Rate, Percentage													1000.00%
Preferred Stock, Redemption Price Per Share | $ / shares					$ 0.0001								$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance					100,000								100,000
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.02	$ 0.015		$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.08